Government Grants	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Government Grants

10. Government Grants

On February 12, 2021, the Company was awarded a grant for research, development and innovation in environmental technology. The grant was awarded to assist with the costs incurred associated with employees and staff, contract research and consultants, overhead and operating expenses and intellectual property, patents and licenses. The grant is paid out in three installments based on meeting certain milestones in the agreement, in which the last milestone is payable after the final project report is approved. The grant is subject to meeting certain business size thresholds and conditions, such as documenting and supporting costs incurred, obtaining a third-party attestation of the Company’s related records and implementing policies that demonstrate good corporate governance. For the portion of any grant received for which costs have not yet been either incurred or supported through the appropriate documentation, the Company recognizes deferred income in the condensed consolidated balance sheets. Although the first milestone was met during the three months ended March 31, 2021, the appropriate documentation of the financing of project costs and third-party attestation had not yet occurred. As such, for the three months ended March 31, 2021, the Company recognized $1,372 thousand as deferred income in the condensed consolidated balance sheets.

On March 1, 2021, the Company was awarded a grant for the development and construction of the pilot plant in Mo i Rana, Norway. The grant was awarded to assist with the costs incurred associated with payroll, rent and depreciation, research and development costs, costs directly related to the production of the pilot and other operating expenses. The grant is paid in arrears upon request based on progress and accounting reports with the last milestone becoming payable after the final project report is approved. The grant is subject to achieving successful financing of the pilot plant and other conditions, such as documenting and supporting costs incurred and obtaining a third-party attestation of the Company’s related records. For the three months ended March 31, 2021, the Company had not yet satisfied the requirements and thus did not recognize any income within the condensed consolidated statements of operations and comprehensive loss.

12. Government Grants

On September 4, 2018, the Company was awarded a grant for research, development and innovation. The grant was awarded to assist with the costs incurred associated with employees and staff, contract research and overhead and operating expenses. The grant is paid out in three installments based on meeting certain milestones in the agreement, in which the last milestone is payable after the final project report is approved. The second milestone was met during the year ended December 31, 2019 and the third milestone was met during the year ended December 31, 2020 with $138 thousand and $41 thousand, respectively, recognized as other income within the consolidated statements of operations and comprehensive loss.

On March 5, 2020, the Company was awarded an additional grant for research, development and innovation. Similar to the grant awarded in 2018, the 2020 grant is paid out in three installments based on meeting certain milestones in the agreement, in which the last payment milestone is payable after the final project report is approved. All milestones were met during the year ended December 31, 2020 and $747 thousand was recognized as other income within the consolidated statements of operations and comprehensive loss.